NATIONWIDE VA

SEPARATE

ACCOUNT-C

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide Variable Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account Account-C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FEIP	499,775	$11,350,204	$13,069,129	$-	$13,069,129	$2,651	$13,066,478	$13,029,715	$36,763	$13,066,478
FOP	74,340	1,425,937	2,176,680	-	2,176,680	91	2,176,589	2,174,083	2,506	2,176,589
JPMMV1	297,447	3,261,830	3,967,938	9	3,967,947	-	3,967,947	3,967,947	-	3,967,947
OGBDP	1,702,568	18,942,158	19,307,117	-	19,307,117	283	19,306,834	19,277,670	29,164	19,306,834
OGDEP	483,063	13,426,784	22,153,276	203	22,153,479	-	22,153,479	22,114,956	38,523	22,153,479
GVEX2	117,276	2,408,204	3,253,233	-	3,253,233	10	3,253,223	3,253,223	-	3,253,223
NVCCA2	26,350	262,161	322,789	-	322,789	6	322,783	322,783	-	322,783
NVCMA2	104,739	982,368	1,174,123	-	1,174,123	4	1,174,119	1,174,119	-	1,174,119
NVCMC2	54,361	623,094	655,054	-	655,054	15	655,039	655,039	-	655,039
NVCRB2	114,318	1,305,044	1,416,400	-	1,416,400	12	1,416,388	1,416,388	-	1,416,388
NVIE6	34,222	384,228	432,224	-	432,224	6	432,218	432,218	-	432,218
NVMMG2	102,575	1,081,878	1,073,956	-	1,073,956	26	1,073,930	1,073,930	-	1,073,930
NVMMV2	30,645	239,034	293,882	-	293,882	14	293,868	293,868	-	293,868
SAM	25,492,643	25,492,643	25,492,643	120	25,492,763	-	25,492,763	25,460,233	32,530	25,492,763
TRF	461,882	7,869,258	12,572,429	-	12,572,429	597	12,571,832	12,554,655	17,177	12,571,832

Total (unaudited)			$107,360,873	$332	$107,361,205	$3,715	$107,357,490	$107,200,827	$156,663	$107,357,490

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	FEIP	FOP	JPMMV1	OGBDP	OGDEP	GVEX2	NVCCA2
Reinvested dividends	$979,440	234,819	10,872	33,799	376,308	156,136	58,669	591
Mortality and expense risk charges (note 2)	(1,380,488)	(162,552)	(27,204)	(48,335)	(263,270)	(276,050)	(36,097)	(4,662)

Net investment income (loss)	(401,048)	72,267	(16,332)	(14,536)	113,038	(119,914)	22,572	(4,071)

Realized gain (loss) on investments	3,417,099	162,569	71,495	30,273	37,656	2,415,975	122,880	5,274
Change in unrealized gain (loss) on investments	4,552,620	938,864	135,165	672,594	(976,736)	1,922,985	484,328	46,038

Net gain (loss) on investments	7,969,719	1,101,433	206,660	702,867	(939,080)	4,338,960	607,208	51,312

Reinvested capital gains	3,654,337	1,374,368	153,943	186,186	274,208	930,511	19,824	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,223,008	2,548,068	344,271	874,517	(551,834)	5,149,557	649,604	47,241

Investment Activity*:	NVCMA2	NVCMC2	NVCRB2	NVIE6	NVMMG2	NVMMV2	SAM	TRF
Reinvested dividends	$1,782	823	2,455	9,467	-	2,459	8	91,252
Mortality and expense risk charges (note 2)	(14,472)	(8,061)	(14,206)	(5,064)	(15,748)	(3,969)	(346,223)	(154,575)

Net investment income (loss)	(12,690)	(7,238)	(11,751)	4,403	(15,748)	(1,510)	(346,215)	(63,323)

Realized gain (loss) on investments	2,537	33,649	9,356	1,985	26,717	(38,018)	-	534,751
Change in unrealized gain (loss) on investments	176,843	13,631	84,773	33,791	(250,004)	95,978	-	1,174,370

Net gain (loss) on investments	179,380	47,280	94,129	35,776	(223,287)	57,960	-	1,709,121

Reinvested capital gains	-	145	-	-	168,970	-	-	546,182

Net increase (decrease) in contract owners’ equity resulting from operations	$166,690	40,187	82,378	40,179	(70,065)	56,450	(346,215)	2,191,980

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		FEIP		FOP		JPMMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(401,048)	(231,318)	72,267	51,320	(16,332)	(15,269)	(14,536)	4,468
Realized gain (loss) on investments	3,417,099	2,238,450	162,569	30,411	71,495	78,949	30,273	(77,237)
Change in unrealized gain (loss) on investments	4,552,620	2,675,216	938,864	(137,378)	135,165	149,117	672,594	(181,583)
Reinvested capital gains	3,654,337	2,821,243	1,374,368	488,554	153,943	8,283	186,186	172,327

Net increase (decrease) in contract owners’ equity resulting from operations	11,223,008	7,503,591	2,548,068	432,907	344,271	221,080	874,517	(82,025)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,383,934	854,693	116,616	19,659	125	13,612	38,505	(295)
Transfers between funds	-	-	(83,703)	(141,011)	(5,690)	(14,420)	108,218	(53,975)
Redemptions (notes 2, 3, and 4)	(8,306,175)	(9,925,858)	(748,721)	(978,943)	(93,182)	(226,911)	(164,076)	(208,897)
Adjustments to maintain reserves	(3,620)	(383)	(2,390)	(251)	(120)	(303)	28	(18)

Net equity transactions	(6,925,861)	(9,071,548)	(718,198)	(1,100,546)	(98,867)	(228,022)	(17,325)	(263,185)

Net change in contract owners’ equity	4,297,147	(1,567,957)	1,829,870	(667,639)	245,404	(6,942)	857,192	(345,210)
Contract owners’ equity at beginning of period	103,060,343	104,628,300	11,236,608	11,904,247	1,931,185	1,938,127	3,110,755	3,455,965

Contract owners’ equity at end of period	$107,357,490	103,060,343	13,066,478	11,236,608	2,176,589	1,931,185	3,967,947	3,110,755

CHANGE IN UNITS:
Beginning units	4,621,121	5,013,974	181,492	200,169	59,981	66,430	83,303	91,681
Units purchased	492,629	419,178	1,717	570	71	449	5,163	3,180
Units redeemed	(703,645)	(812,031)	(11,580)	(19,247)	(2,797)	(6,898)	(5,581)	(11,558)

Ending units	4,410,105	4,621,121	171,629	181,492	57,255	59,981	82,885	83,303

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OGBDP		OGDEP		GVEX2		NVCCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$113,038	152,457	(119,914)	(95,127)	22,572	7,848	(4,071)	(1,235)
Realized gain (loss) on investments	37,656	163,677	2,415,975	1,654,578	122,880	14,287	5,274	(16,235)
Change in unrealized gain (loss) on investments	(976,736)	1,065,896	1,922,985	1,285,487	484,328	233,047	46,038	32,408
Reinvested capital gains	274,208	-	930,511	1,131,555	19,824	43,043	-	14,263

Net increase (decrease) in contract owners’ equity resulting from operations	(551,834)	1,382,030	5,149,557	3,976,493	649,604	298,225	47,241	29,201

Equity transactions:
Purchase payments received from contract owners (note 4)	78,240	331,209	172,037	85,019	150,896	30,000	35	-
Transfers between funds	(365,458)	(441,580)	(2,226,379)	(858,337)	245,478	326,504	(16,153)	16,466
Redemptions (notes 2, 3, and 4)	(1,461,120)	(1,897,063)	(1,224,302)	(1,371,953)	(153,997)	(6,633)	(114,066)	(9,226)
Adjustments to maintain reserves	(557)	157	(51)	156	(17)	30	(4)	13

Net equity transactions	(1,748,895)	(2,007,277)	(3,278,695)	(2,145,115)	242,360	349,901	(130,188)	7,253

Net change in contract owners’ equity	(2,300,729)	(625,247)	1,870,862	1,831,378	891,964	648,126	(82,947)	36,454
Contract owners’ equity at beginning of period	21,607,563	22,232,810	20,282,617	18,451,239	2,361,259	1,713,133	405,730	369,276

Contract owners’ equity at end of period	$19,306,834	21,607,563	22,153,479	20,282,617	3,253,223	2,361,259	322,783	405,730

CHANGE IN UNITS:
Beginning units	968,993	1,061,088	581,646	654,220	130,845	110,423	30,074	30,114
Units purchased	31,009	33,053	8,165	8,209	33,792	75,724	1,507	5,408
Units redeemed	(110,540)	(125,148)	(92,234)	(80,783)	(22,048)	(55,302)	(10,640)	(5,448)

Ending units	889,462	968,993	497,577	581,646	142,589	130,845	20,941	30,074

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA2		NVCMC2		NVCRB2		NVIE6
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(12,690)	(1,768)	(7,238)	(918)	(11,751)	(5,088)	4,403	(940)
Realized gain (loss) on investments	2,537	(9,160)	33,649	(2,472)	9,356	(35,380)	1,985	(326)
Change in unrealized gain (loss) on investments	176,843	87,448	13,631	22,096	84,773	78,853	33,791	24,647
Reinvested capital gains	-	19,083	145	967	-	10,891	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	166,690	95,603	40,187	19,673	82,378	49,276	40,179	23,381

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	15,694	-	-
Transfers between funds	39,183	27,954	444,391	85,467	714,995	15,852	42,669	14,042
Redemptions (notes 2, 3, and 4)	(17,821)	(10,777)	(9,342)	(260)	(206,917)	(134,427)	(3,317)	(1,469)
Adjustments to maintain reserves	11	(13)	(17)	13	(9)	17	5	(1)

Net equity transactions	21,373	17,164	435,032	85,220	508,069	(102,864)	39,357	12,572

Net change in contract owners’ equity	188,063	112,767	475,219	104,893	590,447	(53,588)	79,536	35,953
Contract owners’ equity at beginning of period	986,056	873,289	179,820	74,927	825,941	879,529	352,682	316,729

Contract owners’ equity at end of period	$1,174,119	986,056	655,039	179,820	1,416,388	825,941	432,218	352,682

CHANGE IN UNITS:
Beginning units	71,368	70,033	14,515	6,510	65,212	75,176	30,638	29,243
Units purchased	2,776	5,206	55,376	9,537	53,297	6,687	3,964	1,597
Units redeemed	(1,217)	(3,871)	(20,756)	(1,532)	(16,430)	(16,651)	(758)	(202)

Ending units	72,927	71,368	49,135	14,515	102,079	65,212	33,844	30,638

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG2		NVMMV2		SAM		TRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,748)	(12,437)	(1,510)	1,834	(346,215)	(296,495)	(63,323)	(19,968)
Realized gain (loss) on investments	26,717	(14,334)	(38,018)	(67,905)	-	-	534,751	519,597
Change in unrealized gain (loss) on investments	(250,004)	356,201	95,978	52,005	-	-	1,174,370	(393,028)
Reinvested capital gains	168,970	149,101	-	-	-	-	546,182	783,176

Net increase (decrease) in contract owners’ equity resulting from operations	(70,065)	478,531	56,450	(14,066)	(346,215)	(296,495)	2,191,980	889,777

Equity transactions:
Purchase payments received from contract owners (note 4)	-	13,260	-	2,734	707,112	297,062	120,368	46,739
Transfers between funds	(91,606)	75,385	(57,739)	(29,684)	1,567,816	1,504,682	(316,022)	(527,345)
Redemptions (notes 2, 3, and 4)	(64,803)	(101,281)	(28,698)	(11,863)	(3,371,664)	(4,305,905)	(644,149)	(660,250)
Adjustments to maintain reserves	(35)	30	(18)	24	52	163	(498)	(400)

Net equity transactions	(156,444)	(12,606)	(86,455)	(38,789)	(1,096,684)	(2,503,998)	(840,301)	(1,141,256)

Net change in contract owners’ equity	(226,509)	465,925	(30,005)	(52,855)	(1,442,899)	(2,800,493)	1,351,679	(251,479)
Contract owners’ equity at beginning of period	1,300,439	834,514	323,873	376,728	26,935,662	29,736,155	11,220,153	11,471,632

Contract owners’ equity at end of period	$1,073,930	1,300,439	293,868	323,873	25,492,763	26,935,662	12,571,832	11,220,153

CHANGE IN UNITS:
Beginning units	54,587	55,492	25,768	29,246	2,148,517	2,342,092	174,182	192,057
Units purchased	2,267	8,461	5,731	5,138	285,003	254,814	2,791	1,145
Units redeemed	(8,809)	(9,366)	(12,397)	(8,616)	(373,218)	(448,389)	(14,640)	(19,020)

Ending units	48,045	54,587	19,102	25,768	2,060,302	2,148,517	162,333	174,182

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2021.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $200,677 and $46,136, respectively, and total transfers from the Separate Account to the fixed account were $448,918 and $1,112,972, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$107,360,873	$-	$-	$107,360,873

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
FEIP	$1,715,386	$984,457
FOP	183,301	144,432
JPMMV1	449,376	295,080
OGBDP	892,771	2,253,872
OGDEP	1,245,895	3,713,934
GVEX2	725,122	440,350
NVCCA2	21,587	155,840
NVCMA2	41,010	32,337
NVCMC2	705,099	277,143
NVCRB2	729,688	233,360
NVIE6	57,853	14,098
NVMMG2	224,458	227,646
NVMMV2	86,544	174,491
SAM	2,038,033	3,480,908
TRF	852,842	1,209,744

	$9,968,965	$13,637,692

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	1.30%	171,629	$75.92	$13,029,715	1.89%	23.27%
2020	1.30%	181,492	61.59	11,177,423	1.81%	5.31%
2019	1.30%	200,169	58.48	11,706,382	2.01%	25.79%
2018	1.30%	214,956	46.49	9,994,026	2.18%	-9.49%
2017	1.30%	245,854	51.37	12,629,254	1.65%	11.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	1.30%	57,255	37.97	2,174,083	0.52%	18.14%
2020	1.30%	59,981	32.14	1,927,820	0.43%	14.11%
2019	1.30%	66,430	28.17	1,871,090	1.69%	26.11%
2018	1.30%	73,064	22.34	1,631,904	1.45%	-15.92%
2017	1.30%	84,940	26.56	2,256,421	1.41%	28.60%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	1.30%	82,885	47.87	3,967,947	0.91%	28.20%
2020	1.30%	83,303	37.34	3,110,755	1.47%	-0.93%
2019	1.30%	91,681	37.70	3,455,965	1.61%	25.11%
2018	1.30%	103,068	30.13	3,105,346	0.97%	-12.99%
2017	1.30%	114,554	34.63	3,966,634	0.86%	12.29%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2021	1.30%	889,462	21.67	19,277,670	1.87%	-2.64%
2020	1.30%	968,993	22.26	21,570,231	2.00%	6.44%
2019	1.30%	1,061,088	20.91	22,190,470	2.54%	6.77%
2018	1.30%	1,210,393	19.59	23,707,936	2.46%	-1.26%
2017	1.30%	1,334,728	19.84	26,476,615	2.59%	2.23%
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2021	1.30%	497,577	44.45	22,114,956	0.74%	27.66%
2020	1.30%	581,646	34.81	20,249,928	0.78%	23.63%
2019	1.30%	654,220	28.16	18,422,618	0.86%	30.04%
2018	1.30%	739,582	21.65	16,015,203	0.83%	-7.39%
2017	1.30%	827,192	23.38	19,341,984	0.89%	20.74%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	1.30%	142,589	22.82	3,253,223	2.12%	26.43%
2020	1.30%	130,845	18.05	2,361,259	1.69%	16.32%
2019	1.30%	110,423	15.51	1,713,133	1.76%	29.14%
2018	1.30%	134,613	12.01	1,617,208	1.96%	-6.12%
2017	1.30%	75,618	12.80	967,645	2.47%	19.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	1.30%	20,941	15.41	322,783	0.17%	14.25%
2020	1.30%	30,074	13.49	405,730	0.98%	10.02%
2019	1.30%	30,114	12.26	369,276	2.46%	18.68%
2018	1.30%	68,049	10.33	703,122	1.96%	-9.36%
2017	1.30%	74,821	11.40	852,945	3.05%	14.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	1.30%	72,927	16.10	1,174,119	0.16%	16.53%
2020	1.30%	71,368	13.82	986,056	1.11%	10.80%
2019	1.30%	70,033	12.47	873,289	2.91%	20.64%
2018	1.30%	69,213	10.34	715,392	2.15%	-10.69%
2017	1.30%	62,236	11.57	720,246	2.66%	16.54%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	1.30%	49,135	13.33	655,039	0.13%	7.61%
2020	1.30%	14,515	12.39	179,820	0.59%	7.64%
2019	1.30%	6,510	11.51	74,927	2.66%	12.82%
2018	1.30%	6,517	10.20	66,487	2.23%	-6.01%
2017	1.30%	6,853	10.85	74,384	2.81%	8.46%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	1.30%	102,079	13.88	1,416,388	0.22%	9.55%
2020	1.30%	65,212	12.67	825,941	0.67%	8.25%
2019	1.30%	75,176	11.70	879,529	2.63%	14.67%
2018	1.30%	74,166	10.20	756,731	2.17%	-7.46%
2017	1.30%	73,753	11.03	813,153	2.85%	10.60%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	1.30%	33,844	12.77	432,218	2.44%	10.94%
2020	1.30%	30,638	11.51	352,682	0.99%	6.29%
2019	1.30%	29,243	10.83	316,729	2.00%	17.37%
2018	1.30%	44,312	9.23	408,920	1.98%	-15.92%
2017	1.30%	32,604	10.98	357,819	2.26%	25.43%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	1.30%	48,045	22.35	1,073,930	0.00%	-6.17%
2020	1.30%	54,587	23.82	1,300,439	0.00%	58.41%
2019	1.30%	55,492	15.04	834,514	0.00%	35.06%
2018	1.30%	59,388	11.13	661,280	0.00%	-8.26%
2017	1.30%	63,014	12.14	764,857	0.00%	25.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	1.30%	19,102	15.38	293,868	0.81%	22.41%
2020	1.30%	25,768	12.57	323,873	1.91%	-2.43%
2019	1.30%	29,246	12.88	376,728	2.25%	22.24%
2018	1.30%	29,998	10.54	316,133	1.10%	-14.29%
2017	1.30%	32,192	12.30	395,832	1.62%	12.36%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.30%	2,060,302	12.36	25,460,233	0.00%	-1.30%
2020	1.30%	2,148,517	12.52	26,900,040	0.25%	-1.06%
2019	1.30%	2,342,092	12.65	29,637,732	1.77%	0.46%
2018	1.30%	2,567,618	12.60	32,343,396	1.37%	0.07%
2017	1.30%	2,911,701	12.59	36,653,691	0.43%	-0.88%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	1.30%	162,333	77.34	12,554,655	0.77%	20.30%
2020	1.30%	174,182	64.29	11,198,037	1.12%	8.92%
2019	1.30%	192,057	59.02	11,336,102	1.16%	27.63%
2018	1.30%	205,588	46.25	9,508,029	1.07%	-1.31%
2017	1.30%	220,918	46.86	10,352,649	1.00%	18.96%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.